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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX Proxy Voting Records
Fund Name: Center Coast MLP Focus Fund
Reporting Period: 07/01/2016-06/30/2017

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Desciption of Vote	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
Tesoro Logistics LP	TLLP	88160T107	10/4/2016	Approve the amendment & restatement of the Partnership's 2011 Long-Term Incentive Plan	Issuer	Yes	For	With
Tesoro Logistics LP	TLLP	88160T107	10/4/2016	Approval of the adjournment of the special meeting to a later date or dates	Issuer	Yes	For	With
Magellan Midstream Partners LP	MMP	559080106	4/20/2017	Directors: Gobillot, Guay, Mears & Montauge	Issuer	Yes	For	With
Magellan Midstream Partners LP	MMP	559080106	4/20/2017	Advisory Resolution to Approve Executive Compensation	Issuer	Yes	For	With
Magellan Midstream Partners LP	MMP	559080106	4/20/2017	Advisory Resolution to Approve Executive Compensation Vote Frequency	Issuer	Yes	1 year	With
Magellan Midstream Partners LP	MMP	559080106	4/20/2017	Ratification of Appointment of Independent Auditors	Issuer	Yes	For	With
Energy Transfer Partners, L.P.	ETP	29273R109	4/26/2017	Merger of Sunoco Logistics Partners L.P, Sunoco Partners LLC with Energy Transfer Partners LP and Energy Transfer Partners GP	Issuer	Yes	For	With
Energy Transfer Partners, L.P.	ETP	29273R109	4/26/2017	Approval of the adjournment of the special meeting to a later date or dates	Issuer	Yes	For	With
Energy Transfer Partners, L.P.	ETP	29273R109	4/26/2017	Approval payments paid by ETP to Executive Officers	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	5/22/2017	Directors: Crisp, Fulton, Heim & Whalen	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	5/22/2017	Ratification of Appointment of Independent Accountants	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	5/22/2017	Advisory Vote on Executive Compensation	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	5/22/2017	Advisory Vote on Frequency of Executive Compensation	Issuer	Yes	1 year	With
Targa Resources Corp.	TRGP	87612G101	5/22/2017	Adoption of the Amended and Restated 2010 Stock Incentive Plan	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	5/22/2017	Issuance of Shares of Common Stock upon conversion of Series A Preferred Stock and Exercise of Warrants	Issuer	Yes	For	With
Martin Midstream Partners LP	MMLP	573331105	5/26/2017	Approval of 2017 Restricted Unit Plan	Issuer	Yes	For	With
Martin Midstream Partners LP	MMLP	573331105	5/26/2017	Approval of the adjournment of the special meeting to a later date or dates	Issuer	Yes	For	With
Buckeye Partners LP	BPL	118230101	6/6/2017	Directors: Duganier, Lasala, Payne & Whie	Issuer	Yes	For	With
Buckeye Partners LP	BPL	118230101	6/6/2017	Approval of Amendments to 2013 Long-Term Incentive Plan	Issuer	Yes	For	With
Buckeye Partners LP	BPL	118230101	6/6/2017	Ratification of Appointment of Independent Accountants	Issuer	Yes	For	With
Buckeye Partners LP	BPL	118230101	6/6/2017	Approval of Compensation of Executive Officers	Issuer	Yes	For	With
Buckeye Partners LP	BPL	118230101	6/6/2017	Advisory Vote on Frequency of Executive Compensation	Issuer	Yes	1 Year	With
ONEOK Partners LP	OKS	68268N103	6/30/2017	Approval of Agreement and plan of Merger by and among Oneok Inc, New Holdings Subsidiary, LLC, Oneok Partners LP and Oneok Partners GP, LLC.	Issuer	Yes	For	With
ONEOK Partners LP	OKS	68268N103	6/30/2017	Approval of Adjournment of the Oneok Partners Special Meeting to a later date or dates	Issuer	Yes	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 4, 2017

* Print the name and title of each signing officer under his or her signature.